Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income (loss)	$ 461,847	$ 527,218	$ (137,669)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	129,839	123,699	111,303
Amortization of deferred charges	3,618	2,677	2,778
Gain from sale of vessels	(34,185)	(9,788)	0
Impairment loss on vessels	0	4,187	721
Impairment loss on right of use assets	0	0	94,233
Share option expenses	566	620	264
Share of results of associated companies	(40,793)	(24,482)	3,710
Dividends received from associated companies	16,273	0	450
Gain from disposal of associated companies	0	0	(2,570)
Amortization of charter party-out contracts	0	1,859	12,148
Mark to market (gain) loss on derivatives	(39,496)	(19,435)	20,542
Mark to market (gain) loss on marketable securities	(503)	2,000	10,177
Non-cash lease expense	(5,851)	(10,496)	(6,459)
Other	(518)	(235)	(178)
Changes in operating assets and liabilities, net:
Trade accounts receivable	13,889	(6,134)	22,896
Related party payables and receivables balances	902	(570)	6,041
Other receivables	(19,043)	(6,407)	3,991
Inventories	(2,051)	(18,219)	3,070
Voyages in progress	13,603	(17,141)	8,472
Prepaid expenses	(4,063)	2,001	(4,105)
Trade accounts payables	681	(11,939)	6,000
Accrued expenses	11,981	12,256	(1,126)
Other current liabilities	(3,309)	8,727	(14,049)
Net cash provided by operating activities	503,387	560,398	140,640
Investing activities
Dividends received from marketable equity securities	8	26	76
Proceeds from sale of shares in associated companies	937	937	1,694
Loan advance to related parties	0	0	(1,000)
Repayment of loans receivable from related parties	5,350	0	5,350
Additions to newbuildings (including related party amounts of $455, $116,445 and nil for the years ended December 31, 2022, 2021 and 2020 respectively)	(56,028)	(152,460)	0
Purchase of vessels and equipment (including related party amounts of nil, $286,894 and nil for the years ended December 31, 2022, 2021 and 2020 respectively)	(5,003)	(292,539)	(25,271)
Proceeds from sale of vessels	127,552	54,012	0
Net cash provided by (used in) investing activities	72,816	(390,024)	(19,151)
Financing activities
Proceeds from long-term debt (including related party amounts of nil, $62,975 and nil for the years ended December 31, 2022, 2021 and 2020 respectively)	275,000	497,975	322,014
Repayment of long-term debt (including related party amounts of nil, $413,600 and nil for the years ended December 31, 2022, 2021 and 2020 respectively)	(417,217)	(628,900)	(390,138)
Repayment of finance leases (including related party amounts of $29,059, $32,237 and $47,181 for the years ended December 31, 2022, 2021 and 2020 respectively)	(29,059)	(32,237)	(48,972)
Debt fees paid	(2,750)	(4,466)	(3,040)
Net proceeds from share issuance	0	352,225	0
Share repurchases	(3,273)	0	0
Proceeds from exercise of share options	828	636	169
Lease incentives received	0	0	17,500
Distributions to shareholders	(471,676)	(320,692)	(7,164)
Net cash used in financing activities	(648,147)	(135,459)	(109,631)
Net change in cash, cash equivalents and restricted cash	(71,944)	34,915	11,858
Cash, cash equivalents and restricted cash at beginning of year	210,017	175,102	163,244
Cash, cash equivalents and restricted cash at end of year	138,073	210,017	175,102
Supplemental disclosure of cash flow information:
Interest expenses paid	45,190	30,850	36,351
Income taxes paid	$ 240	$ 153	$ 77